Policyholder Claims and Benefits - Summary of Policyholder Claims and Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for insurance contracts	€ 22,741	€ 16,193	€ 7,880
Change in valuation of liabilities for investment contracts	19	18
Other	(34)	(45)	(17)
Total	45,599	41,974	26,443
Life insurance general account [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	23,634	23,877	23,130
Non-life insurance [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	1,903	2,052	2,128
Investment contracts 1 [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for investment contracts	€ (2,644)	€ (104)	€ (6,678)